LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Jan. 02, 2016
Long-Term Incentive Compensation
Long-Term Incentive Compensation

NOTE 12. LONG-TERM INCENTIVE COMPENSATION

Equity Awards

Stock-Based Compensation

        We maintain various stock option and incentive plans and grant our annual stock-based compensation awards to eligible employees in February and non-employee directors in May. Certain awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are accounted for as fully vested on the date of grant.

        Stock-based compensation expense from continuing operations and the total related recognized tax benefit were as follows:

(In millions)	2015	2014	2013

Stock-based compensation expense	$26.3	$28.3	$32.3
Tax benefit	8.2	10.5	10.8

        This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income.

        As of January 2, 2016, we had approximately $27 million of unrecognized compensation expense from continuing operations related to unvested stock-based awards, which is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Stock Options

        Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of our common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Options expire ten years from the date of grant.

        The fair value of stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options:

        Risk-free interest rate is based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

        Expected stock price volatility represents an average of the implied and historical volatility.

        Expected dividend yield is based on the current annual dividend divided by the 12-month average of our monthly stock price prior to grant.

        Expected option term is determined based on historical experience under our stock option and incentive plans.

        No stock options were granted during 2015 and 2014. The weighted-average grant date fair value per share for stock options was $6.97 in 2013.

        The underlying weighted-average assumptions used were as follows:

2013

Risk-free interest rate	1.04%
Expected stock price volatility	27.17%
Expected dividend yield	3.40%
Expected option term	6.2 years

        The following table sets forth stock option information related to our stock option and incentive plan during 2015:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 3, 2015	5,178.6	$44.08	3.95	$54.6
Exercised	(2,493.4)	41.71
Forfeited or expired	(315.3)	53.66

Outstanding at January 2, 2016	2,369.9	$45.30	3.68	$43.8
Options vested and expected to vest at January 2, 2016	2,365.7	45.33	3.68	43.7
Options exercisable at January 2, 2016	2,189.0	$46.52	3.48	$38.0

        The total intrinsic value of stock options exercised was $43.3 million in 2015, $15.4 million in 2014, and $26.1 million in 2013. We received approximately $104 million in 2015, $34.2 million in 2014, and $44.8 million in 2013 from the exercise of stock options. The tax benefit associated with these exercised options was $15.6 million in 2015, $5.3 million in 2014, and $8.5 million in 2013. The intrinsic value of a stock option is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

Performance Units ("PUs")

        PUs are performance-based awards granted under our stock option and incentive plan to eligible employees. PUs are payable in shares of our common stock at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the period. Over the performance period, the estimated number of shares of our common stock issuable upon vesting is adjusted upward or downward based upon the probability of the achievement of the performance objectives established for the award. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant. The weighted-average grant date fair value for PUs was $51.37, $47.85, and $52.93 in 2015, 2014, and 2013, respectively.

        The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	689.9	$40.16
Granted at target	164.5	51.37
Adjustment for above-target performance (1)	23.1	34.43
Vested	(355.0)	34.36
Forfeited/cancelled	(75.4)	45.52

Unvested at January 2, 2016	447.1	$47.63

(1)	Reflects awards granted in excess of target as a result of our achieving above-target performance for the 2012-2014 performance period.

        The fair value of vested PUs was $12.2 million in 2015 and $9.8 million in 2013. In 2014, PUs granted during 2011 were cancelled as the performance objective was not met as of the end of the three-year performance period.

Market-Leveraged Stock Units ("MSUs")

        In 2013, we began granting performance-based MSUs under our stock option and incentive plan to eligible employees. These units vest ratably over a four-year period provided that the performance objective is achieved as of the end of each vesting period. MSUs accrue dividend equivalents during the vesting period, which are earned and paid only at vesting. The number of MSU shares earned is based upon our absolute total shareholder return at each vesting date and can range from 0% to 200% of the target amount of MSUs subject to vesting. Each of the four vesting periods represents one tranche of MSUs and the fair value of each of these four tranches was determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected stock price volatility and other assumptions, to estimate the probability of achieving the performance objective established for the award. The weighted-average grant date fair value for MSUs was $56.46, $52.76, and $51.40 in 2015, 2014, and 2013, respectively.

        The following table summarizes information related to awarded MSUs:

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	551.8	$52.18
Granted at target	329.4	56.46
Adjustment for above-target performance (1)	47.6	51.58
Vested	(195.4)	50.15
Forfeited/cancelled	(127.3)	54.28

Unvested at January 2, 2016	606.1	$55.04

(1)	Reflects adjustment as a result of achieving above-target performance for vesting of the tranches paid out in 2015.

        The fair value of vested MSUs was $9.8 million in 2015 and $5.6 million in 2014.

Restricted Stock Units ("RSUs")

        RSUs are service-based awards granted under our stock option and incentive plan to eligible employees that generally vest ratably over a period of three years for non-employee directors and four years for employees provided that directorship or employment continues through the applicable vesting date. If the condition is not met, unvested RSUs are generally forfeited. The weighted-average grant date fair value for RSUs was $53.29, $45.91, and $38.72 in 2015, 2014, and 2013, respectively.

        The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	388.0	$32.70
Granted	128.3	53.29
Vested	(243.7)	34.37
Forfeited/cancelled	(58.0)	40.79

Unvested at January 2, 2016	214.6	$40.96

        The fair value of vested RSUs was $8.4 million, $9.5 million, and $15.9 million in 2015, 2014, and 2013, respectively.

Cash Awards

Long-Term Incentive Units ("LTI Units")

        LTI Units are granted under our long-term incentive unit plan to eligible employees. LTI Units are service-based awards that generally vest ratably over a four-year period. The settlement value equals the number of vested LTI Units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense related to these awards is amortized on a straight-line basis and the fair value is remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end.

        We also grant cash-based awards in the form of performance and market-leveraged LTI Units to eligible employees. Performance LTI Units are payable in cash at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the performance period. Market-leveraged LTI Units are payable in cash and vest ratably over a period of four years. The number of performance and market-leveraged LTI Units earned at vesting is adjusted upward or downward based upon the probability of achieving the performance objectives established for the respective award and the actual number of units issued can range from 0% to 200% of the target units subject to vesting. The performance and market-leveraged LTI Units are remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end over their respective performance periods. The compensation expense related to performance LTI Units is amortized on a straight-line basis over their respective performance period. The compensation expense related to market-leveraged LTI Units is amortized on a graded-vesting basis over their respective performance periods.

        The compensation expense from continuing operations related to LTI Units was $27.1 million in 2015, $17.8 million in 2014, and $10.3 million in 2013. This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. The total recognized tax benefit related to these units was $8.6 million in 2015, $5.7 million in 2014, and $3.2 million in 2013.